Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Treasury stock (in shares)	123,089	123,089
Class A Common Shares
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	50,000	50,000
Common stock, shares, issued (in shares)	50,000	50,000
Common stock, shares, outstanding (in shares)	50,000	50,000
Class B Common Shares
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares, issued (in shares)	16,184,264	14,882,022
Common stock, shares, outstanding (in shares)	16,184,264	14,882,022